LEASES (Details Narrative) - USD ($)		12 Months Ended
	May 06, 2022	Dec. 31, 2024	Dec. 31, 2023
Related party lease liability		$ 82,474
Right-of-use asset		70,075
Total initial payments		13,520	$ 17,282
Selling, general and administrative expenses		21,458	23,410
Interest expense		$ 7,376	$ 10,007
Joey Firestone, CEO [Member]
Description of lease agreement	The monthly payment for each vehicle is 66 months of $706 (APR 8.99%) (2019 Mercedes Sprinter Van), 72 months of $807 (APR9.95%) (2019 Ford Transit Van), and 72 months of $797. (APR 10.59%) (2020 Ford Transit Van) Each vehicle has a purchase option upon the completion of the lease agreement
Total initial payments	$ 19,000
Joey Firestone, CEO [Member] | Vehicle One [Member]
Total initial payments	9,000
Joey Firestone, CEO [Member] | Vehicle Two [Member]
Total initial payments	5,000
Joey Firestone, CEO [Member] | Vehicle Three [Member]
Total initial payments	$ 5,000